Trade and Other Receivables - Summary of Current Trade Receivables Not Denominated in the Functional Currency (Detail) - MYR (RM)	Dec. 31, 2022	Dec. 31, 2021
United States dollar [member] | Current Trade Receivables [Member]
Disclosure of Detailed Information About Current Trade Receivables Not Denominated in the Functional Currency [Line Items]
Allowance account for credit losses of financial assets	RM 3,205,795	RM 1,414,025